Average Annual Total Returns ((CMG Ultra Short Term Bond Fund), (CMG Ultra Short Term Bond Fund))	0 Months Ended
Dec. 01, 2011
Barclays Capital U.S. Short-Term Government/Corporate Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.68%
5 Years	3.21%
Life of Fund	3.05%
Inception Date	Aug. 08, 2004
Citigroup One-Year U.S. Treasury Bill Index (reflects no deductions for fees, expenses or taxes)
Average Annual Return:
1 Year	0.73%
5 Years	3.26%
Life of Fund	2.77%
Inception Date	Mar. 08, 2004
CMG Ultra Short Term Bond Fund
Average Annual Return:
1 Year	1.60%
5 Years	2.66%
Life of Fund	2.41%
Inception Date	Mar. 08, 2004
CMG Ultra Short Term Bond Fund | Returns after taxes on distributions
Average Annual Return:
1 Year	0.65%
5 Years	1.28%
Life of Fund	1.06%
Inception Date	Mar. 08, 2004
CMG Ultra Short Term Bond Fund | Returns after taxes on distributions and sale of Fund shares
Average Annual Return:
1 Year	1.04%
5 Years	1.46%
Life of Fund	1.27%
Inception Date	Mar. 08, 2004